UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
 REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-03835

Value Line Centurion Fund, Inc.
(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1900

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Item 1: Schedule of Investments.
A copy of The Schedule of Investments for the period ended 3/31/15 is included with this Form.

■     Value Line Centurion Fund, Inc.

Schedule of Investments

March 31, 2015 (Unaudited)
Shares		Value

Common Stocks — 96.7%
Consumer Discretionary — 9.4%
5,000	AutoZone, Inc. *	$3,410,800
16,200	BorgWarner, Inc.	979,776
22,800	Brinker International, Inc.	1,403,568
9,300	Buffalo Wild Wings, Inc. *	1,685,532
1,900	Domino’s Pizza, Inc.	191,045
40,200	LKQ Corp. *	1,027,512
4,200	O’Reilly Automotive, Inc. *	908,208
39,400	TJX Companies, Inc. (The)	2,759,970
14,400	VF Corp.	1,084,464
18,600	Wolverine World Wide, Inc. (1)	622,170
		14,073,045
Consumer Staples — 12.1%
3,300	Boston Beer Co., Inc. (The) Class A *(1)	882,420
5,800	British American Tobacco PLC ADR (1)	601,866
14,000	Casey’s General Stores, Inc.	1,261,400
32,800	Church & Dwight Co., Inc.	2,801,776
11,000	Costco Wholesale Corp.	1,666,445
8,900	Energizer Holdings, Inc.	1,228,645
51,000	Flowers Foods, Inc.	1,159,740
23,000	General Mills, Inc.	1,301,800
41,000	Hormel Foods Corp.	2,330,850
12,800	Ingredion, Inc.	996,096
21,500	J&J Snack Foods Corp.	2,294,050
11,000	PepsiCo, Inc.	1,051,820
9,000	Reynolds American, Inc.	620,190
		18,197,098
Energy — 3.0%
2,500	Core Laboratories N.V. (1)	261,225
16,700	Enbridge, Inc.	809,950
12,000	EQT Corp.	994,440
7,000	FMC Technologies, Inc. *	259,070
16,000	Noble Energy, Inc.	782,400
4,400	Oceaneering International, Inc.	237,292
18,000	ONEOK, Inc.	868,320
1,900	Pioneer Natural Resources Co.	310,669
		4,523,366
Financials — 4.7%
10,000	Affiliated Managers Group, Inc. *	2,147,800
14,800	AFLAC, Inc.	947,348
10,500	American Tower Corp. REIT	988,575
1,700	BlackRock, Inc.	621,928
7,800	M&T Bank Corp.	990,600
10,200	Royal Bank of Canada	615,672
8,400	T. Rowe Price Group, Inc.	680,232
		6,992,155

Shares		Value
Health Care — 13.7%
4,272	Actavis PLC *	$1,271,433
14,000	Alexion Pharmaceuticals, Inc. *	2,426,200
4,000	Becton, Dickinson & Co.	574,360
7,000	C.R. Bard, Inc.	1,171,450
11,800	Cerner Corp. *	864,468
5,100	DENTSPLY International, Inc.	259,539
19,340	Express Scripts Holding Co. *	1,678,132
15,300	Henry Schein, Inc. *	2,136,186
9,000	IDEXX Laboratories, Inc. *	1,390,320
3,000	Illumina, Inc. *	556,920
6,700	McKesson Corp.	1,515,540
19,800	Mednax, Inc. *	1,435,698
7,400	Mettler-Toledo International, Inc. *	2,432,010
53,500	Novo Nordisk A/S ADR	2,856,365
		20,568,621
Industrials — 30.2%
9,500	Acuity Brands, Inc.	1,597,520
45,000	AMETEK, Inc.	2,364,300
28,000	Canadian National Railway Co.	1,872,360
1,000	Canadian Pacific Railway Ltd.	182,700
5,000	Carlisle Companies, Inc.	463,150
13,000	Chicago Bridge & Iron Co. N.V. (1)	640,380
14,400	CLARCOR, Inc.	951,264
24,700	Danaher Corp.	2,097,030
33,000	Donaldson Co., Inc.	1,244,430
5,700	Equifax, Inc.	530,100
4,400	Esterline Technologies Corp. *	503,448
5,800	FedEx Corp.	959,610
12,100	General Dynamics Corp.	1,642,333
9,200	Graco, Inc.	663,872
15,890	HEICO Corp.	970,402
19,200	IDEX Corp.	1,455,936
7,600	IHS, Inc. Class A *	864,576
11,600	ITT Corp.	462,956
8,000	J.B. Hunt Transport Services, Inc.	683,160
10,100	Kansas City Southern	1,031,008
18,800	Kirby Corp. *	1,410,940
7,000	Lincoln Electric Holdings, Inc.	457,730
9,000	Middleby Corp. (The) *	923,850
12,800	Parker-Hannifin Corp.	1,520,384
26,000	Republic Services, Inc.	1,054,560
139,800	Rollins, Inc.	3,457,254
15,400	Roper Industries, Inc.	2,648,800
15,100	Stericycle, Inc. *	2,120,493
10,000	Teledyne Technologies, Inc. *	1,067,300
19,000	Toro Co. (The)	1,332,280
13,800	Union Pacific Corp.	1,494,678
14,100	United Technologies Corp.	1,652,520
5,800	W.W. Grainger, Inc. (1)	1,367,698
22,000	Wabtec Corp.	2,090,220
30,000	Waste Connections, Inc.	1,444,200
		45,223,442

		1

■ Value Line Centurion Fund, Inc.

Schedule of Investments

March 31, 2015 (Unaudited)
Shares		Value
Information Technology — 11.1%
21,400	Accenture PLC Class A	$2,004,966
10,000	Alliance Data Systems Corp. *	2,962,500
15,400	Amphenol Corp. Class A	907,522
14,800	ANSYS, Inc. *	1,305,212
9,700	Automatic Data Processing, Inc.	830,708
18,600	Cognizant Technology Solutions
	Corp. Class A *	1,160,454
4,300	Fidelity National Information
	Services, Inc.	292,658
16,600	Fiserv, Inc. *	1,318,040
15,500	MasterCard, Inc. Class A	1,339,045
24,800	Open Text Corp.	1,311,672
28,400	Salesforce.com, Inc. *	1,897,404
2,700	Ultimate Software Group, Inc. (The) *	458,879
7,800	WEX, Inc. *	837,408
		16,626,468
Materials — 11.0%
3,600	Airgas, Inc.	381,996
12,200	Ball Corp.	861,808
32,500	Crown Holdings, Inc. *	1,755,650
17,000	Ecolab, Inc.	1,944,460
27,600	FMC Corp.	1,580,100
1,700	NewMarket Corp.	812,260
12,200	Packaging Corp. of America	953,918
13,000	Praxair, Inc.	1,569,620
14,000	Scotts Miracle-Gro Co. (The) Class A	940,380
15,100	Sigma-Aldrich Corp.	2,087,575
31,600	Silgan Holdings, Inc.	1,836,908
20,400	Valspar Corp. (The)	1,714,212
		16,438,887
Utilities — 1.5%
29,000	ITC Holdings Corp.	1,085,470
5,000	NextEra Energy, Inc.	520,250
28,300	Questar Corp.	675,238
		2,280,958
	Total Common Stocks
	(Cost $70,173,017)	144,924,040

Short-Term Investments — 6.2%
Money Market Funds — 6.2%
4,924,727	State Street Institutional Liquid
	Reserves Fund	4,924,727
4,402,740	State Street Navigator Securities
	Lending Prime Portfolio (2)	4,402,740
	Total Short-Term Investments
	(Cost $9,327,467)	9,327,467
	Total Investments — 102.9%
	(Cost $79,500,484)	$154,251,507
Excess Of Liabilities Over Cash And Other Assets — (2.9)%		(4,402,550)
Net Assets (3) —100.0%		$149,848,957
Net Asset Value Per Outstanding Share
($149,848,957 ÷ 7,067,330 shares outstanding )		$21.20

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of March 31, 2015, the market value of the securities on loan was $4,287,784.
(2)
Securities with an aggregate market value of $4,287,784 were out on loan in exchange for $4,402,740 of cash collateral as of March 31, 2015. The collateral was invested in a cash collateral reinvestment vehicle.

(3)
For federal income tax purposes, the aggregate cost was $79,500,484, aggregate gross unrealized appreciation was $75,190,101, aggregate gross unrealized depreciation was $439,078 and the net unrealized appreciation was $74,751,023.

ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.

2

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

●	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
●	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of March 31, 2015:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$144,924,040	$-	$-	$144,924,040
Short-Term Investments	9,327,467	-	-	9,327,467
Total Investments in Securities	$154,251,507	$-	$-	$154,251,507

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

For the period ended March 31, 2015, there were no transfers between Level 1, Level 2, and Level 3 assets.

The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period (e.g. greater than 1%). An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the period ended March 31, 2015, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Fund’s investments by category.

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	May 29, 2015